Annual Fund Operating Expenses - Invesco Russell 1000 Equal Weight ETF - ETF	Dec. 17, 2021
Operating Expenses:
Management Fees	0.20%
Other Expenses	none
Total Annual Fund Operating Expenses	0.20%